Consolidated statements of comprehensive income or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Loss for the year	R$ (2,883,922)	R$ (785,005)	R$ (218,682)
Items that may be reclassified to profit or loss in subsequent years
Exchange differences on translation of foreign operations	(660)	35,194	(30,600)
Total comprehensive loss for the year	(2,884,582)	(749,811)	(249,282)
Attributable to:
Net investment of the parent/ equity holders of the parent	(2,668,119)	(728,377)	(289,344)
Non-controlling interests	R$ (216,463)	R$ (21,434)	R$ 40,062